Unaudited Supplemental Pro Forma Financial Information Presents Combined Results of Operations of Sony and GSN (Detail) (Sony and Game Show Network, Llc, JPY ¥)
In Millions, except Per Share data, unless otherwise specified
12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Sony and Game Show Network, Llc
Business Acquisition [Line Items]
Net sales	¥ 6,325,310	¥ 6,313,222
Operating income	199,445	60,685
Net loss attributable to Sony Corporation's stockholders	¥ (259,731)	¥ (33,655)
Basic EPS	¥ (258.81)	¥ (33.54)
Diluted EPS	¥ (258.81)	¥ (33.54)